Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring Charges [Abstract]
Schedule of Restructuring Reserve
The following tables summarize the changes to our restructuring liability for the years ended December 31, 2020 and 2019:

Millions of dollars	12/31/2019	Charges to Earnings	Cash Paid	Non-Cash and Other	12/31/2020
Employee termination costs	$57	$253	$(165)	$—	$145
Asset impairment costs	8	1	—	(1)	8
Facility exit costs	—	4	(4)	—	—
Other exit costs	12	30	(27)	5	20
Total	$77	$288	$(196)	$4	$173

Millions of dollars	12/31/2018	Charge to Earnings	Cash Paid	Non-cash and Other	12/31/2019
Employee termination costs	$84	$84	$(111)	$—	$57
Asset impairment costs	—	74	(7)	(59)	8
Facility exit costs	(9)	22	(23)	—	—
Other exit costs	21	8	(5)	(2)	12
Total	$96	$188	$(146)	$(61)	$77

Restructuring Charges by Segment	The following table summarizes 2020 restructuring charges by operating segment:

Millions of dollars	2020 Charges
North America	$81
EMEA	154
Latin America	20
Asia	10
Corporate / Other	23
Total	$288